TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade Accounts Receivables

	2025	2024
Accounts receivable	76,663,669	64,909,866
Accounts receivable in litigations	5,764,994	3,151,152
Notes receivable	231,581	690
Subtotal	82,660,244	68,061,708
Allowance for doubtful accounts	(5,841,432)	(3,274,900)
Total	76,818,812	64,786,808

Schedule of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2025 and 2024. Accounts receivable aging is as follows:

	2025	2024
To expire	52,094,373	34,658,974
Past due:
0 to 30 days	18,075,028	22,987,141
31 to 60 days	2,771,095	1,949,242
61 to 90 days	524,095	1,319,931
More than 90 days	9,195,653	7,146,420
Total	82,660,244	68,061,708

Schedule of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2025	2024
Past due:
0 to 30 days	18,075,028	22,987,141
31 to 60 days	2,771,095	1,949,242
61 to 90 days	524,095	1,319,931
More than 90 days	3,354,221	3,871,520
Total	24,724,439	30,127,834
Average age of overdue balances (in days)	30	30

The average aging of past due and impaired accounts receivable is as follows:

	2025	2024
Past due:
More than 90 days	5,841,432	3,274,900
Total	5,841,432	3,274,900

Schedule of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2024	5,514,588
Increases	861,653
Gain on net monetary position	(3,101,547)
Decreases (*)	206
Balance as of December 31, 2024	3,274,900
Increases, net of recoveries	3,451,442
Gain on net monetary position	(884,400)
Decreases (*)	(510)
Balance as of December 31, 2025	5,841,432
(*)It includes allocation of provisions for specific purposes.